Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Intangible Assets and Goodwill

						Impairment	Effects of	Balance at
	Balance at				Assets held	expenses/	movements in	31 December
Cost	1 January 2023	Additions	Disposals	Transfers	for sale	(reversals)	exchange rates	2023
Telecommunication licenses	70,152,194	3,613,018	(59,797)	181,814	(5,149,479)	-	(430,834)	68,306,916
Computer software	95,767,623	7,908,723	(173,279)	453,280	(1,359,776)	-	1,087,039	103,683,610
Transmission line software	1,030,729	972	(3,688)	-	-	-	25,231	1,053,244
Indefeasible right of usage	1,012,694	2,943	-	-	-	-	-	1,015,637
Brand name	11,292	53	(49)	188	(614)	-	(102)	10,768
Customer base	48,967	-	-	-	-	-	(9,872)	39,095
Goodwill	419,754	-	-	-	-	(7,176)	(4,649)	407,929
Subscriber acquisition cost	34,103,021	5,031,195	(125,098)	-	(575,070)	-	84,049	38,518,097
Electricity production license	709,869	-	-	-	-	-	(41,875)	667,994
Others	1,118,057	164,935	(860)	(23,060)	(161)	-	(11,527)	1,247,384
Construction in progress	75,914	371,418	(132,947)	(89,073)	(869)	-	37,781	262,224
Total	204,450,114	17,093,257	(495,718)	523,149	(7,085,969)	(7,176)	735,241	215,212,898

Accumulated amortization
Telecommunication licenses	47,255,448	4,275,416	(4,766)	-	(3,194,034)	3	(244,068)	48,087,999
Computer software	72,926,450	6,425,747	(135,165)	-	(204,567)	15,716	980,719	80,008,900
Transmission line software	1,015,248	26,303	(3,688)	-	-	-	5,381	1,043,244
Indefeasible right of usage	579,827	63,302	-	-	-	-	(454)	642,675
Brand name	16,512	65	(21)	-	(340)	-	(6,401)	9,815
Customer base	35,051	2,005	-	-	-	-	(8,714)	28,342
Subscriber acquisition cost	20,368,047	6,382,401	(125,098)	-	(387,076)	-	(267,239)	25,971,035
Electricity production license	9,938	30,167	-	-	-	-	12,338	52,443
Others	744,858	130,809	(821)	-	(147)	477	(18,128)	857,048
Total	142,951,379	17,336,215	(269,559)	-	(3,786,164)	16,196	453,434	156,701,501

Net book value	61,498,735	(242,958)	(226,159)	523,149	(3,299,805)	(23,372)	281,807	58,511,397

13.Intangible assets (continued)

					Impairment	Effects of	Balance at
	Balance at				expenses/	movements in	31 December
Cost	1 January 2022	Additions	Disposals	Transfers	(reversals)	exchange rates	2022
Telecommunication licenses	73,385,234	1,664	(57,933)	1,504	-	(3,178,275)	70,152,194
Computer software	89,532,740	5,779,710	(280,355)	340,680	-	394,848	95,767,623
Transmission line software	988,369	1,112	-	-	-	41,248	1,030,729
Indefeasible right of usage	1,012,694	-	-	-	-	-	1,012,694
Brand name	13,996	611	(545)	124	-	(2,894)	11,292
Customer base	65,107	-	-	-	-	(16,140)	48,967
Goodwill	427,353	-	-	-	-	(7,599)	419,754
Subscriber acquisition cost	29,629,666	4,875,036	(111,624)	-	-	(290,057)	34,103,021
Electricity production license (Note 3)	778,332	-	-	-	-	(68,463)	709,869
Others	935,930	200,535	(733)	3	-	(17,678)	1,118,057
Construction in progress	127,424	294,093	(590)	(342,311)	-	(2,702)	75,914
Total	196,896,845	11,152,761	(451,780)	-	-	(3,147,712)	204,450,114

Accumulated amortization
Telecommunication licenses	44,068,178	4,523,381	(3,162)	-	506	(1,333,455)	47,255,448
Computer software	66,868,545	5,737,378	(272,867)	-	101,269	492,125	72,926,450
Transmission line software	1,001,840	31,887	-	-	(16,604)	(1,875)	1,015,248
Indefeasible right of usage	522,256	58,315	-	-	-	(744)	579,827
Brand name	27,544	117	(394)	-	-	(10,755)	16,512
Customer base	49,300	-	-	-	-	(14,249)	35,051
Subscriber acquisition cost	15,840,829	5,010,502	(111,624)	-	-	(371,660)	20,368,047
Electricity production license (Note 3)	9,154	-	-	-	-	784	9,938
Others	591,074	156,050	(733)	-	545	(2,078)	744,858
Total	128,978,720	15,517,630	(388,780)	-	85,716	(1,241,907)	142,951,379

Net book value	67,918,125	(4,364,869)	(63,000)	-	(85,716)	(1,905,805)	61,498,735